Investment Property (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Overall capital interest rate	1.86%	2.06%
Rate of return	10.00%	10.00%
Capitalization rate	12.00%	0.00%